Investments in joint ventures	12 Months Ended
Dec. 31, 2018
Investments accounted for using equity method [abstract]
Investments in joint ventures
9	Investments in joint ventures

Accounting policy

The Company entered into an agreement to form two joint ventures, accounting for 50% of the economic benefits of the companies.

Cosan holds joint-control of Raízen Combustíveis and Raízen Energia by virtue of its 50% equity interest in both companies and the requirement of unanimous consent of all shareholders on the decisions related to significant activities. Investments were classified as jointly-owned subsidiaries and, therefore, the equity method is used for all periods presented in these consolidated financial statements.

The agreements of joint-control require the unanimous consent of all parties for all relevant activities. The two partners have direct rights over the assets of the company and are jointly and severally accountable for the liabilities incurred by the partnership.

Changes to investments in joint ventures were as follows:

	Raízen Combustível	Raízen Combustível	Total
Shares issued by the joint venture	1,661,418,472	7,243,283,198
Shares held by Cosan	830,709,236	3,621,641,599
Cosan ownership interest	50%	50%

At January 1, 2017	3,190,821	5,315,574	8,506,395
Interest in earnings of joint ventures	694,015	291,075	985,090
Other comprehensive (losses) income	(5,349)	209,412	204,063
Interest on capital	(42,000)	—	(42,000)
Dividends	(651,500)	(554,249)	(1,205,749)

At December 31, 2017	3,185,987	5,261,812	8,447,799
Interest in earnings of joint ventures	693,226	253,056	946,282
Other comprehensive (losses) income	8,358	(54,881)	(46,523)
Interest on capital	(88,200)	—	(88,200)
Changes in the accounting polices adopted by the Company	(1,258)	(82)	(1,340)
Dividends	(693,500)	(486,611)	(1,180,111)

At December 31, 2018	3,104,613	4,973,294	8,077,907

The statement of financial position and statement of profit or loss of the joint ventures are disclosed in Note 4, Segments.

Pursuant to the terms of the Raízen Joint Venture—Framework Agreement, Cosan is responsible for certain legal proceedings that existed prior to the formation of Raízen, net of judicial deposits as of April 1, 2011, as well as tax installments under the tax amnesty and refinancing program (Programa de Refinanciamento), or “REFIS,” recorded in “Other taxes payable.” Additionally, Cosan granted access to Raízen a credit line (stand-by facility) in the amount of U.S.$ 350,000 thousand, which was unused at December 31, 2018.